UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 University Ave., Ste. 701
         Palo Alto, CA  94301

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     President
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Palo Alto, CA     January 14, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $110,342 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVCARD CORP                 COM              00506J107      708    89885 SH       SOLE    0               89885        0        0
ASCENTIAL SOFTWARE CORP        COM NEW          04362P207     3613   139274 SH       SOLE    0              139274        0        0
AUTODESK INC                   ORD              52769106      2303    93681 SH       SOLE    0               93681        0        0
CITRIX SYS INC                 COM              177376100     8005   378321 SH       SOLE    0              378321        0        0
DSP GROUP INC                  COM              23332B106    16568   664055 SH       SOLE    0              664055        0        0
E M C CORP MASS                COM              268648102     1738   134495 SH       SOLE    0              134495        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     5470   369600 SH       SOLE    0              369600        0        0
KEYNOTE SYS INC                COM              493308100     5230   441716 SH       SOLE    0              441716        0        0
LATTICE SEMICONDUCTOR CORP     COM              518415104     2686   277474 SH       SOLE    0              277474        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    16479   434469 SH       SOLE    0              434469        0        0
PC-TEL INC                     COM              69325Q105     8292   771306 SH       SOLE    0              771306        0        0
POLYCOM INC                    COM              73172K104     8225   421365 SH       SOLE    0              421365        0        0
QLOGIC CORP                    COM              747277101    20458   396700 SH       SOLE    0              396700        0        0
QUICKLOGIC CORP                COM              74837P108      847   170344 SH       SOLD    0              170344        0        0
RSA SEC INC                    COM              749719100      858    60200 SH       SOLE    0               60200        0        0
SKILLSOFT PLC                  SPONSORED ADR    830928107      826    95457 SH       SOLE    0               95457        0        0
TELLABS INC                    COM              879664100     4386   521500 SH       SOLE    0              521500        0        0
TRIQUINT SEMICONDUCTOR INC     COM              89674K103      626    88517 SH       SOLE    0               88517        0        0
TURNSTONE SYSTEMS INC          COM              900423104      143  1241430 SH       SOLE    0             1241430        0        0
VITRIA TECHNOLOGY              COM NEW          92849Q401     2881   405737 SH       SOLE    0              405737        0        0